LIABILITIES PRESENTED IN FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
LIABILITIES PRESENTED IN FAIR VALUE [Abstract]
Compensation agreement, percent of proceeds payable	15.00%
Compensation agreement, cash option	$ 300
Derivative liability, fair value	$ 589